Consolidated Statements of Changes In Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2010	$ 47,154	$ 18,629	$ 9,994	$ 22,673	$ (5,015)	$ 873
Net income	3,687			3,687
Other comprehensive income	557					557
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2011	49,429	18,629	9,994	24,391	(5,015)	1,430
Net income	4,547			4,547
Other comprehensive income	434					434
Stock options exercised, 1,261 shares	12		(20)	(7)	39
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2012	52,453	18,629	9,974	26,962	(4,976)	1,864
Net income	5,240			5,240
Other comprehensive income	(3,320)					(3,320)
Stock options exercised, 1,261 shares	8		(10)		18
Cash dividends declared, $0.72 per share	(1,970)			(1,970)
Ending balance at Dec. 31, 2013	$ 52,411	$ 18,629	$ 9,964	$ 30,232	$ (4,958)	$ (1,456)